Document And Entity Information	Apr. 19, 2023
Document Information [Line Items]
Entity Registrant Name	HANOVER INSURANCE GROUP, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000944695
Document Period End Date	Apr. 19, 2023
Entity Emerging Growth Company	false
Entity File Number	1-13754
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3263626
Entity Address, Address Line One	440 Lincoln Street
Entity Address, City or Town	Worcester
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01653
City Area Code	508
Local Phone Number	855-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of each class	Common Stock, $.01 par value
Trading Symbol	THG
Name of each exchange on which registered	NYSE
7 5/8% Senior Debentures Due 2025 [Member]
Document Information [Line Items]
Title of each class	7 5/8% Senior Debentures due 2025
Trading Symbol	THG
Name of each exchange on which registered	NYSE